Government assistance (Details) $ in Millions			12 Months Ended
	May 05, 2016 CAD ($)	May 05, 2016 USD ($)	Dec. 31, 2017 CAD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) item	May 05, 2016 USD ($)
Government assistance
Investment tax credits				$ 31,600,000	$ 22,500,000
Investment tax credit, related to prior years				19,800,000	11,600,000
Reduction of the cost of intangible assets				1,000,000	1,900,000
Investment tax credits available for future offset					40,600,000	$ 66,400,000
Repayment of loans				1,000,000	900,000
Discounted Interest Free Loan payable					600,700,000	2,961,000,000
Grant | Investissement Quebec
Government assistance
Government grants receivable			$ 9.0			7,200,000
Government grants received			9.0	7,200,000
Interest Free Loan | Investissement Quebec
Government assistance
Government grants receivable			9.0			$ 7,200,000
Government grants received			$ 9.0	$ 7,200,000
Number of installments | item			84			84
Debt term			3 years	3 years
Repayment of loans				$ 1,000,000	900,000
Discounted Interest Free Loan payable					5,200,000	$ 4,800,000
Technology Demonstration Program
Government assistance
Amount awarded under contribution agreement	$ 54.0						$ 43,000,000
Percentage of eligible costs	50.00%	50.00%
Company and Partners eligible cost	$ 108.0	$ 86,100,000
Eligible maximum contribution of the company	31.5						$ 25,100,000
Company's eligible cost	$ 63.0	$ 50,200,000
Recovery against direct costs, selling, general and administration				12,500,000	8,900,000
Proceeds from claims				$ 10,100,000	4,500,000
Government of Canada
Government assistance
Future revenues (as a percent)			5.00%	5.00%
Proceeds from the fund				$ 0	$ 0